Document and Entity Information	12 Months Ended
Aug. 31, 2018 shares
Entity Information [Line Items]
Entity Registrant Name	EXFO Inc.
Entity Central Index Key	0001116284
Current Fiscal Year End Date	--08-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Document Type	20-F
Amendment Flag	false
Document Period End Date	Aug. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Subordinate Voting Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	23,472,995
Multiple Voting Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	31,643,000